Related Parties	12 Months Ended
Mar. 31, 2022
Disclosure Of Related Party [Abstract]
Related Parties
38)	RELATED PARTIES

Related parties and nature of related party relationships:

Nature of relationship	Name of related parties
Key management personnel	Deep Kalra
Key management personnel	Rajesh Magow
Key management personnel	Mohit Kabra
Key management personnel	Aditya Tim Guleri
Key management personnel	James Jianzhang Liang#
Key management personnel	Paul Laurence Halpin#^
Key management personnel	Jane Jie Sun# (from August 30, 2019)
Key management personnel	Cindy Xiaofan Wang# (from August 30, 2019)
Key management personnel	Xing Xiong# (from August 30, 2019)
Key management personnel	Xiangrong Li (from September 6, 2019)
Key management personnel	Vivek Narayan Gour (upto September 6, 2019)
Key management personnel	Patrick Luke Kolek* (upto August 30, 2019)
Key management personnel	Charles St Leger Searle* (upto August 30, 2019)
Key management personnel	Aileen O’Toole* (upto August 30, 2019)
Entity providing key management personnel services	IQ EQ Corporate Services (Mauritius) Limited
Entities having significant influence over the Company and its subsidiaries	Naspers Limited and its subsidiaries (upto August 30, 2019)
Entities having significant influence over the Company and its subsidiaries	Trip.com Group Limited and its subsidiaries (from August 30, 2019)
Equity-accounted investee	Simplotel Technologies Private Limited
Equity-accounted investee	Saaranya Hospitality Technologies Private Limited
Equity-accounted investee	Pasajebus SpA (from May 7, 2019)
Equity-accounted investee	Inspirock, Inc. (upto October 19, 2021)
Equity-accounted investee and its subsidiaries	HolidayIQ Pte. Ltd and its subsidiaries (upto January 10, 2020)

Notes: #	nominees of Trip.com Group, Limited (Trip.com)
^

Paul Laurence Halpin, who was formerly a nominee of MIH Internet SEA Pte. Ltd (MIH) (subsidiary of Naspers Limited), continues to serve on the board of directors of the Group as a nominee of Trip.com with effect from August 30, 2019.

*nominees of MIH

(A)  Transactions with key management personnel:

Key management personnel compensation comprised**:

	For the year ended March 31
Particulars	2020	2021	2022
Short-term employee benefits	2,287	1,961	2,351
Contribution to defined contribution plan	184	21	30
Share based payment	19,804	16,767	16,930
Legal and professional	77	38	84
Total	22,352	18,787	19,395

Note: **	Cost related to defined benefit liability and liability for compensated absences has not been considered, since the provisions are based on actuarial valuations for the Group’s entities as a whole.

	As at March 31
Balance Outstanding	2021	2022
Employee related payables	1,207	746
Accrued expenses	34	75

(B)	Transactions with entity providing key management personnel services:

	For the year ended March 31
Transactions	2020	2021	2022
Key management personnel services	4	5	7
Consultancy services	28	13	16

(C)	Transactions with entity having significant influence over the Company and its subsidiaries:

a)Naspers Limited and its subsidiaries

The Company collects payment from end customers through subsidiaries of Naspers Limited which are online payment service providers. In this arrangement, payment of Nil (March 31, 2021: Nil and March 31, 2020:USD 402,242) was collected by these entities on behalf of the Company and such amounts were remitted to the Company within a predefined time period. Further, service fee of Nil (March 31, 2021: Nil and March 31, 2020: USD 5,070) was charged by these entities for rendering these services to the Company, which is recognised under payment gateway charges (refer note 14).

b)	Trip.com and its subsidiaries

	For the year ended March 31
Transactions	2020	2021	2022
Sale (refund) of air ticketing^	1,241	(14)	211
Purchase (refund) of air ticketing^	21,610	(659)	475
Sale of hotels and packages^	7,734	425	1,204
Purchase of hotels and packages^	6,451	647	3,015
Commission received	190	11	23
Commission paid	1,087	61	149
Other operating expenses	1,556	284	306
Advance given	—	—	1,074
Advance given received back	—	—	1,074

^	represents gross amount booked/charged for the air ticketing and hotels and packages transactions

	As at March 31
Balance Outstanding	2021	2022
Trade and other receivables	62	345
Trade payables	489	373
Advance to vendor	—	21

(D)	Transactions with equity-accounted investees and its subsidiaries:

a)	Saaranya Hospitality Technologies Private Limited

	For the year ended March 31
Transactions	2020	2021	2022
Loan given	—	55	—
Interest income	—	3	3

	As at March 31
Balance Outstanding	2021	2022
Loan outstanding	55	53
Interest accrued	—	*

* less than 1

b)	PasajeBus SpA

In May 2019, the Group has acquired approximately 20.5% equity stake in PasajeBus Spa, by exercising its right which was acquired as a part of business combination.

	For the year ended March 31
Transactions	2020	2021	2022
Ancillary revenue	110	81	114

	As at March 31
Balance Outstanding	2021	2022
Trade receivables	22	19

c) Inspirock, Inc.

In April 2015, the Company had acquired approximately 20.6% ownership interest at a cost of USD 1,945 in Inspirock, which owned and operated www.inspirock.com, an online planning tool for completely customizable itineraries. The investment had been classified as investment in equity-accounted investee in the financial statements.

In October 2021, Inspirock, with the requisite consent of its shareholders (including the Company), was acquired by Klarna Holding Plc. As a result of this transaction, the Company has received a net consideration of USD 3,865 (net of expenses: USD 24), partly in form of cash of USD 453 (including amount of USD 117 held in escrow account, refer note 24) and USD 3,412 in form of equity shares of Klarna Holding Plc, in lieu of its shareholding in Inspirock. As a result, Inspirock has ceased to be an associate of the Company and accordingly, the equity method accounting has been discontinued and the investment in Klarna Holding Plc, is now being carried and accounted for as an equity investment at FVTPL under IFRS 9 ‘Financial Instruments’. The Company has recognised a gain of USD 2,251 in the statement of profit or loss and other comprehensive income, on account of discontinuation of equity method of accounting on disposal of this investment. The carrying amount of this equity accounted investee as on the date of transaction was USD 1,638.

d)	HolidayIQ Pte. Ltd and its subsidiaries

	For the year ended March 31
Transactions	2020	2021	2022
Revenue from air ticketing	6	—	—
Services received	11	—	—

During the year ended March 31, 2020, the Group has sold its entire stake in HolidayIQ Pte. Ltd for total consideration of USD 700.

(E)	Terms & conditions

All outstanding balances with these related parties are to be settled in cash. None of the balances is  secured. No expense has been recognised in the current year or prior year for bad or doubtful debts in respect of amounts owed by related parties.